SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) - director	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Yinxing Energy
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in subsidiary (in percent)	40.23%
Ownership interest held by others (in percent)	59.77%
Guizhou Huaren
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Non-controlling interests (in percent)	60.00%	60.00%
Ownership interest in subsidiary (in percent)	40.00%
Shanxi Zhongrun
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Voting rights in associate (in percent)	43.39%
Chalco Resources
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	6.68%
Voting rights in associate (in percent)	20.00%
Number of directors can be appointed	1
Total number of directors	5
Yunnan Aluminium Co
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	10.04%
Voting rights in associate (in percent)	20.00%
Chinalco Capital
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Voting rights in associate (in percent)	14.71%
Number of directors can be appointed	1
Total number of directors	3
New Aluminum Power
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	16.00%
Voting rights in associate (in percent)	20.00%
Number of directors can be appointed	1
Total number of directors	9
Inner Mongolia Qiliugou
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	14.29%
Voting rights in associate (in percent)	20.00%
Number of directors can be appointed	1
Total number of directors	7